ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Dec. 09, 2015	Nov. 19, 2015	Sep. 30, 2017	Jul. 15, 2014	May 05, 2014
State of incorporation			State of Nevada
Date of incorporation			Jan. 30, 2013
Released Debt [Member]
Waive and release debt				$ 5,100
Stock Purchase Agreement [Member]
Common stock shares					8,000,000
Coronet Limited [Member]
Acquired shares percentage	100.00%
Description of acquisitions for future investment purpose	The Company acquired 100% shares of Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited. All these subsidiaries were registered in Republic of Seychelles.
Double Growth Investment Ltd. [Member}
Acquired shares percentage		100.00%
Description of acquisitions for future investment purpose		The Company acquired 100% shares of Double Growth Investment.